Trade accounts receivable and other receivables	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade accounts receivable and other receivables

6.	Trade accounts receivable and other receivables

	12.31.23	12.31.22
Trade accounts receivable
Domestic market
Third parties	1,860,089	1,473,921
Related parties	8,419	11,566
Foreign market
Third parties	3,496,442	3,315,772
Related parties	27,781	20,789
	5,392,731	4,822,048
( - ) Adjustment to present value	(29,284)	(24,818)
( - ) Expected credit losses	(591,479)	(604,167)
	4,771,968	4,193,063
Current	4,766,071	4,187,756
Non-current	5,897	5,307

Notes receivable	83,863	54,472
( - ) Adjustment to present value	(2,223)	(386)
( - ) Expected credit losses	(15,379)	(15,643)
	66,261	38,443
Current	64,731	27,351
Non-current (1)	1,530	11,092
(1)	Weighted average maturity of 1.31 year.

The Company performs credit assignments with no right of return to the BRF Clients’ Credit Rights Investment Fund, which has the sole purpose to acquire credit rights arising from commercial transactions carried out between the Company and its clients in Brazil.

The first structuring occurred on December 18, 2018 and lasted five years, with final amortization in December 2023 (“FIDC BRF”).

On December 6, 2023, the Company structured a new fund (“FIDC BRF II”) to replace and continue the operations carried out by FIDC BRF.

On December 31, 2023, FIDC BRF II had an outstanding balance of R$1,072,964 (R$947,488 on December 31, 2022, referring to FIDC BRF) related to such credit rights, which were written-off of the Company’s statement of financial position when the credits were sold.

On December 31, 2023, other notes receivables are mainly represented by receivables from the sale of farms and various properties not linked to production.

The movements of the expected credit losses are presented below:

	12.31.23	12.31.22
Beginning balance	(604,167)	(638,583)
(Additions) reversals	(32,809)	(12,772)
Write-offs	8,539	10,744
Exchange rate variation	36,958	36,444
Ending balance	(591,479)	(604,167)

The aging of trade accounts receivable is as follows:

	12.31.23	12.31.22
Not overdue	4,515,445	4,045,146
Overdue
01 to 60 days	225,135	125,082
61 to 90 days	46,347	7,629
91 to 120 days	15,248	17,084
121 to 180 days	11,101	18,536
181 to 360 days	22,116	17,902
More than 360 days	557,339	590,669
( - ) Adjustment to present value	(29,284)	(24,818)
( - ) Expected credit losses	(591,479)	(604,167)
	4,771,968	4,193,063